Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
July 31, 2023
SEA-NPRT3-0923
1.804844.119
Common Stocks - 98.0%
	Shares	Value ($)
China - 26.9%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	165,400	3,307,166
Agora, Inc. ADR (a)	470,000	1,518,100
Akeso, Inc. (a)(b)	646,732	3,404,115
Alibaba Group Holding Ltd. (a)	2,820,864	36,048,910
Antengene Corp. (a)(b)	1,546,163	305,311
Baidu, Inc.:
Class A (a)	103,600	2,025,462
sponsored ADR (a)	28,701	4,477,069
Bairong, Inc. (a)(b)	167,735	213,355
BC Technology Group Ltd. (a)	3,282,217	677,579
Beijing Sinohytec Co. Ltd. (A Shares)	615,832	5,514,450
BYD Co. Ltd.:
(A Shares)	100,000	3,808,030
(H Shares)	347,264	12,368,857
Empyrean Technology Co. Ltd. (A Shares)	233,600	3,357,092
Estun Automation Co. Ltd. (A Shares)	3,303,300	10,710,706
Glodon Co. Ltd. (A Shares)	1,227,940	5,552,789
GRG Metrology & Test Co. Ltd. (A Shares)	1,041,390	2,385,219
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	551,732	5,561,503
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	465,297	4,481,777
Hundsun Technologies, Inc. (A Shares)	1,145,886	6,596,689
Innovent Biologics, Inc. (a)(b)	705,745	3,131,054
Joinn Laboratories China Co. Ltd. (A Shares)	856,360	3,360,555
Kangji Medical Holdings Ltd. (c)	1,511,945	1,682,761
Kindstar Globalgene Technology, Inc. (a)(b)	6,775,265	1,485,556
Li Auto, Inc.:
ADR (a)	196,110	8,393,508
Class A (a)	326,484	7,008,644
Microport Cardioflow Medtech Corp. (a)(b)(c)	12,173,311	3,512,027
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	1,296,269	855,991
Ming Yuan Cloud Group Holdings Ltd. (a)(c)	8,275,459	4,955,365
NAURA Technology Group Co. Ltd.	82,297	3,270,196
New Horizon Health Ltd. (a)(b)(c)	1,922,040	6,530,929
NXP Semiconductors NV	38,762	8,643,151
PDD Holdings, Inc. ADR (a)	568,599	51,071,562
RLX Technology, Inc. ADR (a)(c)	746,592	1,306,536
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	195,089	8,084,553
Silergy Corp.	250,000	2,620,212
Smoore International Holdings Ltd. (b)(c)	2,133,176	2,376,912
Sungrow Power Supply Co. Ltd. (A Shares)	716,542	11,185,310
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	2,490,882	2,315,569
Weihai Guangwei Composites Co. Ltd. (A Shares)	1,076,736	4,575,088
WuXi AppTec Co. Ltd. (H Shares) (b)	854,720	8,060,708
Wuxi Biologics (Cayman), Inc. (a)(b)	1,338,999	7,571,562
XPeng, Inc. ADR (a)	94,100	1,968,572
Zai Lab Ltd. ADR (a)	94,279	2,834,027
TOTAL CHINA		269,114,527
Hong Kong - 2.2%
AIA Group Ltd.	1,942,872	19,437,933
Huanxi Media Group Ltd. (a)	19,829,015	2,644,242
TOTAL HONG KONG		22,082,175
India - 22.3%
Amber Enterprises India Ltd. (a)	79,174	2,344,172
Asian Paints Ltd.	107,389	4,410,144
Aster DM Healthcare Ltd. (a)(b)	663,051	2,520,303
Bajaj Finance Ltd.	99,401	8,823,652
Campus Activewear Ltd. (a)	1,630,000	5,988,625
Computer Age Management Services Private Ltd.	398,213	11,412,550
Delhivery Private Ltd. (a)	1,288,864	6,255,473
Devyani International Ltd. (a)	1,695,512	3,980,041
Dixon Technologies India Ltd.	134,879	6,760,351
HDFC Asset Management Co. Ltd. (b)	355,961	10,967,962
HDFC Bank Ltd.	1,241,408	24,925,271
HDFC Standard Life Insurance Co. Ltd. (b)	1,245,300	9,794,775
Hindustan Aeronautics Ltd.	170,895	8,232,010
Jio Financial Services Ltd. (d)	915,221	2,914,040
Kotak Mahindra Bank Ltd.	207,066	4,674,470
MakeMyTrip Ltd. (a)	329,745	9,486,764
One97 Communications Ltd. (a)	1,857,407	18,077,196
Page Industries Ltd.	5,450	2,505,320
Reliance Industries Ltd.	915,221	28,369,737
Sapphire Foods India Ltd. (a)	316,079	5,277,143
Tata Motors Ltd.	1,143,147	8,955,856
Vijaya Diagnostic Centre Pvt Ltd.	196,617	1,074,412
Zomato Ltd. (a)	34,497,779	35,278,006
TOTAL INDIA		223,028,273
Indonesia - 1.8%
PT Bank Central Asia Tbk	16,981,303	10,275,490
PT Bank Rakyat Indonesia (Persero) Tbk	21,250,600	7,961,929
TOTAL INDONESIA		18,237,419
Japan - 2.4%
Money Forward, Inc. (a)	221,657	9,571,145
Renesas Electronics Corp. (a)	769,328	14,843,293
TOTAL JAPAN		24,414,438
Korea (South) - 15.5%
Coupang, Inc. Class A (a)	564,758	10,250,358
Delivery Hero AG (a)(b)	300,717	13,643,791
Gabia, Inc.	128,155	1,210,618
Kakao Corp.	125,570	5,041,590
Kakao Pay Corp. (a)	188,330	7,399,247
Kia Corp.	53,150	3,440,116
LG Energy Solution (a)	3,400	1,490,154
NAVER Corp.	101,200	17,979,213
Samsung Electronics Co. Ltd.	1,182,479	64,597,122
SK Hynix, Inc.	310,790	30,015,564
TOTAL KOREA (SOUTH)		155,067,773
Netherlands - 2.2%
Adyen BV (a)(b)	5,800	10,764,889
ASML Holding NV (Netherlands)	7,702	5,516,702
Redcare Pharmacy NV (a)(b)	52,018	6,039,664
TOTAL NETHERLANDS		22,321,255
Russia - 0.2%
Yandex NV Series A (a)(c)(d)	153,309	1,839,708
Singapore - 3.7%
DBS Group Holdings Ltd.	284,779	7,337,115
Oversea-Chinese Banking Corp. Ltd.	1,182,736	11,829,584
Sea Ltd. ADR (a)	195,290	12,990,691
United Overseas Bank Ltd.	201,231	4,555,031
TOTAL SINGAPORE		36,712,421
Switzerland - 0.7%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (a)(b)	179,025	2,604,871
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(b)	202,088	4,110,906
TOTAL SWITZERLAND		6,715,777
Taiwan - 12.4%
GlobalWafers Co. Ltd.	255,000	4,162,803
Taiwan Semiconductor Manufacturing Co. Ltd.	4,907,892	88,457,294
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	212,253	21,044,885
Unimicron Technology Corp.	1,810,000	10,606,142
TOTAL TAIWAN		124,271,124
United Kingdom - 0.8%
Endava PLC ADR (a)	150,600	7,900,476
United States of America - 6.6%
EPAM Systems, Inc. (a)	33,800	8,004,178
Frontage Holdings Corp. (a)(b)	17,621,768	5,219,490
GlobalFoundries, Inc. (a)	76,792	4,890,882
Micron Technology, Inc.	200,975	14,347,605
NVIDIA Corp.	28,240	13,196,270
ON Semiconductor Corp. (a)	97,043	10,456,383
Snap, Inc. Class A (a)	773,523	8,787,221
Space Exploration Technologies Corp. Class A (a)(d)(e)	11,000	891,000
TOTAL UNITED STATES OF AMERICA		65,793,029
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	3,435,787
TOTAL COMMON STOCKS (Cost $877,723,067)		980,934,182

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
China - 0.7%
ByteDance Ltd. Series E1 (a)(d)(e)	23,366	5,601,999
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	128,423	1,005,552
		6,607,551
Nonconvertible Preferred Stocks - 1.2%
China - 0.3%
ZKH Group Ltd. Series F (d)	8,603,093	3,527,268
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	200,292	8,997,872
TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,525,140
TOTAL PREFERRED STOCKS (Cost $16,082,759)		19,132,691

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	8,589,993	8,591,711
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	13,708,294	13,709,664
TOTAL MONEY MARKET FUNDS (Cost $22,301,375)		22,301,375

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $916,107,201)	1,022,368,248
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(20,860,431)
NET ASSETS - 100.0%	1,001,507,817

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,429,740 or 10.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,498,551 or 0.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011

Space Exploration Technologies Corp. Class A	2/16/21	461,989

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	180,369	220,959,940	212,548,598	363,484	-	-	8,591,711	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	32,545,160	225,494,236	244,329,732	594,757	-	-	13,709,664	0.0%
Total	32,725,529	446,454,176	456,878,330	958,241	-	-	22,301,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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